Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 28.7	$ (249.0)
Available-for-sale securities activity:
Change in fair value of available-for-sale securities	0.5	(0.3)
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)	(0.4)	0.2	(0.2)	(1.4)	0.1
Total change in fair value of available-for-sale securities	0.1	(0.1)
Derivative activity:
Change in derivative fair value	0.1	(12.9)
Reclassification of earnings, net of income tax (expense)/benefit	0.6	5.5	(16.9)	(3.4)	0.5
Total change in fair value of derivatives	0.7	(7.4)
Pension and postretirement activity:
Reclassification to earnings of Pension	0.1			(0.3)
Total change in unfunded pension obligation	0.1
Other comprehensive income / (loss)	0.9	(7.5)	(17.1)	28.5
Net comprehensive income / (loss)	29.6	(256.5)
Successor [Member]
Net income (loss)			(74.6)	(222.0)	(1,729.8)
Available-for-sale securities activity:
Change in fair value of available-for-sale securities			(0.3)	(1.2)	0.5
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)			0.2	1.4	(0.1)
Total change in fair value of available-for-sale securities			(0.1)	0.2	0.4
Derivative activity:
Change in derivative fair value			(19.0)	19.7	(1.5)
Reclassification of earnings, net of income tax (expense)/benefit			16.9	3.4	(0.5)
Total change in fair value of derivatives			(2.1)	23.1	(2.0)
Pension and postretirement activity:
Unrealized losses on pension and postretirement benefits net of income tax benefits			(14.9)	4.9	(1.9)
Reclassification to earnings of Pension				0.3
Total change in unfunded pension obligation			(14.9)	5.2	(1.9)
Other comprehensive income / (loss)			(17.1)	28.5	(3.5)
Net comprehensive income / (loss)			$ (91.7)	$ (193.5)	$ (1,733.3)